Reconciliation of net cash flow from operating activities (Tables)	12 Months Ended
Mar. 31, 2023
Reconciliation of net cash flow from operating activities
Schedule of reconciliation of net cash flow from operating activities

			Re-presented[1]	Re-presented[1]
		2023	2022	2021
	Notes	€m	€m	€m
Profit for the financial year		12,335	2,773	483
Investment income	5	(248)	(254)	(245)
Financing costs	5	1,728	1,964	1,027
Income tax expense	6	481	1,330	3,864
Operating profit		14,296	5,813	5,129
Adjustments for:
Share-based payments and other non-cash charges		73	173	146
Depreciation and amortisation	10, 11	13,618	13,845	14,101
Loss on disposal of property, plant and equipment and intangible assets		27	30	17
Share of result of equity accounted associates and joint ventures	12	(433)	(389)	(374)
Impairment loss	4	64	–	–
Other income	3	(9,098)	(50)	(568)
Increase in inventory		(180)	(162)	(68)
(Increase)/decrease in trade and other receivables	14	(458)	(638)	582
Increase/(decrease) in trade and other payables	15	1,379	384	(730)
Cash generated by operations		19,288	19,006	18,235
Net tax paid		(1,234)	(925)	(1,020)
Net cash flow from operating activities		18,054	18,081	17,215

Note:

1

The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, profit for the financial year and operating profit have both increased by €149 million, other income has decreased by €29 million and the share of result of equity accounted associates and joint ventures has increased by €178 million compared to the amounts previously reported. In the year ended 31 March 2021, profit for the financial year has decreased by €53 million, investment income has decreased by €85 million, operating profit has increased by €32 million and the share of result of equity accounted associates and joint ventures has increased by €32 million compared to the amounts previously reported. There is no impact on cash generated by operations and net cash flow from operating activities. See note 7 ‘Discontinued operations and assets held for sale’ for more information.